Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 13, 2017
Registrant Name	dei_EntityRegistrantName	EXCHANGE TRADED CONCEPTS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001452937
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 26, 2018
Document Effective Date	dei_DocumentEffectiveDate	Jan. 26, 2018
Prospectus Date	rr_ProspectusDate	Oct. 13, 2017
Bernstein U.S. Research Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Bernstein U.S. Research Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Bernstein U.S. Research Fund (the "Fund") seeks to provide investment results that, before fees and expenses, track the performance of the Bernstein U.S. Research Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in component securities of the Index. The Index is designed to measure the performance of large-cap U.S. stocks rated "Outperform" by sell-side analysts of Sanford C. Bernstein & Co., LLC ("Bernstein" or the "Index Provider") and ranked within one of the top three quintiles of Bernstein's published quantitative alpha model.

The stocks included in the Index are selected from a universe of all stocks covered by Bernstein sell-side analysts that are listed on a U.S. exchange. Based on their review of a variety of factors, Bernstein analysts generally assign one of three ratings to each stock: Outperform (stocks that are expected to outpace the S&P 500® Index by more than 15 percentage points in the 6-12 months ahead); "Market-Perform" (stocks that are expected to perform in line with the S&P 500® Index to within +/- 15 percentage points in the 6-12 months ahead); or "Underperform" (stocks that are expected to trail the performance of the S&P 500® Index by more than 15 percentage points in the 6-12 months ahead). A rating may be published with respect to a company on any given day. No assurance can be given that a stock will perform in accordance with the rating it has been assigned.

The universe of stocks is also ranked by quintile in accordance with Bernstein's published rankings produced by its quantitative alpha model. The Bernstein quantitative alpha model ranks stocks according to their expected return over the next twelve months based on three components: stock-specific fundamentals, industry rotation and market risk appetite. Sources of alpha used in the model vary by industry and include measures of valuation, capital use, earnings quality, profitability, and growth dynamics.

A stock rated Outperform and ranked within one of the top three quintiles will be included in the Index, subject to the requirement that, at the time of inclusion, the stock has a three-month average daily trading volume of at least $1 million. The composition of the Index is adjusted once each calendar month, on the third trading day of the calendar month, to add stocks that meet the criteria discussed above and remove stocks that no longer meet such criteria, in each case as of the last business day of the prior month. Components of the Index are equal weighted at the time of inclusion and the remaining stocks are reweighted to account for the new inclusions and deletions from the Index. In addition to the monthly adjustment to the composition of the Index described above, the Index is rebalanced to equal weight all components as of the last day of each calendar year, with such changes taking effect on the third trading day of January.

The Fund uses a passive management strategy designed to track the performance of the Index. The Fund's sub-adviser, Vident Investment Advisory, LLC ("Vident" or the "Sub-Adviser"), generally will use a replication methodology, meaning it will invest in all of the stocks composing the Index in proportion to their respective weightings in the Index. However, the Sub-Adviser may use a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the stocks in the Index. The Fund expects that over time, if it has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Fund's investment adviser, Exchange Traded Concepts, LLC (the "Adviser"), or the Sub-Adviser believes will help the Fund track the Index. Such investments may include other investment companies, cash and cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., invest more than 25% its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index is not concentrated in any industry.

The Index Provider is not affiliated with the Fund, the Adviser, or the Sub-Adviser. The Index Provider developed the methodology for determining the securities to be included on the Index and for the ongoing maintenance of the Index. The Index is calculated and administered by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index is not concentrated in any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders' investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants ("Authorized Participants"). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value ("NAV") and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk. Because the Fund's assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund's distributor does not maintain a secondary market in the Shares.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell a security held in its portfolio due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of portfolio securities is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk. In seeking to replicate the Index, which is adjusted and rebalanced monthly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Ratings and Rankings Risk. The Fund seeks to track the performance of stocks rated Outperform by sell-side analysts of the Index Provider and ranked within one of the top three quintiles of the Index Provider's alpha model. Changes in the ratings and rankings methodologies or in the scope of equity research by the Index Provider may have an adverse effect on the Fund. No assurance can be given that such stocks will outperform the S&P 500® Index by the amount expected, or at all. Moreover, there is no guarantee that the quantitative models the Index Provider uses to determine the ratings and rankings of the Index components will generate or produce the intended results. The quantitative models could be subject to errors, which may have an adverse effect on the Fund.

Trading Risk. Shares of the Fund may trade on the Cboe BZX Exchange, Inc. (the "Exchange") above or below their NAV. In addition, although the Fund's Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore has no performance history.
Bernstein U.S. Research Fund | Bernstein U.S. Research Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BERN
Management Fee	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
One Year	rr_ExpenseExampleYear01	$ 51
Three Years	rr_ExpenseExampleYear03	$ 160
Bernstein Global Research Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary - Bernstein Global Research Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Bernstein Global Research Fund (the "Fund") seeks to provide investment results that, before fees and expenses, track the performance of the Bernstein Global Research Index (the "Index").
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account at the shareholder level. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of Shares.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its total assets in component securities of the Index. The Index is designed to measure the performance of large-cap global stocks rated "Outperform" by sell-side analysts of Sanford C. Bernstein & Co., LLC ("Bernstein" or the "Index Provider") and ranked within one of the top three quintiles of Bernstein's published quantitative alpha model. The Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging market countries.

The stocks included in the Index are selected from a universe of all stocks covered by Bernstein sell-side analysts. Based on their review of a variety of factors, Bernstein analysts generally assign one of three ratings to each stock: Outperform (stocks that are expected to outpace the MSCI ACWI Index by more than 15 percentage points in the 6-12 months ahead); "Market-Perform" (stocks that are expected to perform in line with the MSCI ACWI Index to within +/- 15 percentage points in the 6-12 months ahead); or "Underperform" (stocks that are expected to trail the performance of the MSCI ACWI Index by more than 15 percentage points in the 6-12 months ahead). A rating may be published with respect to a company on any given day. No assurance can be given that a stock will perform in accordance with the rating it has been assigned.

The universe of stocks is also ranked by quintile in accordance with Bernstein's published rankings produced by its quantitative alpha model. The Bernstein quantitative alpha model ranks stocks according to their expected return over the next twelve months based on three components: stock-specific fundamentals, industry rotation and market risk appetite. Sources of alpha used in the model vary by industry and include measures of valuation, capital use, earnings quality, profitability, and growth dynamics.

A stock rated Outperform and ranked within one of the top three quintiles will be included in the Index, subject to the requirement that, at the time of inclusion, the stock has a three-month average daily trading volume of at least $1 million. The composition of the Index is adjusted once each calendar month, on the third trading day of the calendar month, to add stocks that meet the criteria discussed above and remove stocks that no longer meet such criteria, in each case as of the last business day of the prior month. Components of the Index are equal weighted at the time of inclusion and the remaining stocks are reweighted to account for the new inclusions and deletions from the Index. In addition to the monthly adjustment to the composition of the Index described above, the Index is rebalanced to equal weight all components as of the last day of each calendar year, with such changes taking effect on the third trading day of January.

The Fund uses a passive management strategy designed to track the performance of the Index. The Fund's sub-adviser, Vident Investment Advisory, LLC ("Vident" or the "Sub-Adviser"), generally will use a replication methodology, meaning it will invest in all of the stocks composing the Index in proportion to their respective weightings in the Index. However, the Sub-Adviser may use a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the stocks in the Index. The Fund expects that over time, if it has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but that the Fund's investment adviser, Exchange Traded Concepts, LLC (the "Adviser"), or the Sub-Adviser believes will help the Fund track the Index. Such investments may include other investment companies, cash and cash equivalents, and money market instruments.

The Fund will concentrate its investments (i.e., invest more than 25% its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index is not concentrated in any industry.

The Index Provider is not affiliated with the Fund, the Fund's investment adviser, the Adviser, or the Sub-Adviser. The Index Provider developed the methodology for determining the securities to be included on the Index and for the ongoing maintenance of the Index. The Index is calculated and administered by Solactive AG, which is not affiliated with the Fund, the Adviser, the Sub-Adviser, or the Index Provider.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this Prospectus, the Index is not concentrated in any industry.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. The principal risks affecting shareholders' investments in the Fund are set forth below. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are institutional investors and may act as authorized participants ("Authorized Participants"). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Fund Shares may trade at a material discount to net asset value ("NAV") and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Concentration Risk. Because the Fund's assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Currency Exchange Rate Risk. The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund's investment and the value of your Shares. Because the Fund's net asset value ("NAV") is determined in U.S. dollars, the Fund's NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Emerging Markets Securities Risk. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. An investment in securities of foreign companies may be in the form of depositary receipts or other securities convertible into securities of foreign issuers.

Foreign Securities Risk. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund's portfolio holdings trade in markets that are closed when the Fund's market is open, there may be valuation differences that could lead to differences between the Fund's market price and the value of the Fund's portfolio holdings. An investment in securities of non-U.S. issuers may be in the form of depositary receipts or other securities convertible into securities of such issuers.

Geographic Investment Risk. To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

Index Tracking Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index.

Large-Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk. Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund's returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

New Fund Risk. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund's distributor does not maintain a secondary market in the Shares.

Passive Investment Risk. The Fund is not actively managed and therefore the Fund would not sell a security held in its portfolio due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of portfolio securities is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk. In seeking to replicate the Index, which is adjusted and rebalanced monthly, the Fund may incur relatively high portfolio turnover. High portfolio turnover may result in increased transaction costs and may lower Fund performance.

Ratings and Rankings Risk. The Fund seeks to track the performance of stocks rated Outperform by sell-side analysts of the Index Provider and ranked within one of the top three quintiles of the Index Provider's alpha model. Changes in the ratings and rankings methodologies or in the scope of equity research by the Index Provider may have an adverse effect on the Fund. No assurance can be given that such stocks will outperform the MSCI ACWI Index by the amount expected, or at all. Moreover, there is no guarantee that the quantitative models the Index Provider uses to determine the ratings and rankings of the Index components will generate or produce the intended results. The quantitative models could be subject to errors, which may have an adverse effect on the Fund.

Trading Risk. Shares of the Fund may trade on the Cboe BZX Exchange, Inc. (the "Exchange") above or below NAV. In addition, although the Fund's Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all funds, a shareholder is subject to the risk that his or her investment could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund’s return to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore has no performance history.
Bernstein Global Research Fund | Bernstein Global Research Fund Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRGL
Management Fee	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%
One Year	rr_ExpenseExampleYear01	$ 66
Three Years	rr_ExpenseExampleYear03	$ 208

[1]	Other Expenses are based on estimated amounts for the current fiscal year.